NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2017
NATURE OF BUSINESS [Abstract]
Current fleet
Including three newbuildings, the Company's current fleet consists of 33 Suezmax crude oil tankers of which 31 were built, or are under construction, in Korea.

Vessel	Built	Deadweight Tons	Delivered to NAT
Nordic Harrier	1997	151,459	1997
Nordic Hawk	1997	151,475	1997
Nordic Hunter	1997	151,401	1997
Nordic Voyager	1997	149,591	2004
Nordic Fighter	1998	153,328	2005
Nordic Freedom	2005	159,331	2005
Nordic Discovery	1998	153,328	2005
Nordic Saturn	1998	157,331	2005
Nordic Jupiter	1998	157,411	2006
Nordic Moon	2002	160,305	2006
Nordic Apollo	2003	159,998	2006
Nordic Cosmos	2003	159,999	2006
Nordic Sprite	1999	147,188	2009
Nordic Grace	2002	149,921	2009
Nordic Mistral	2002	164,236	2009
Nordic Passat	2002	164,274	2010
Nordic Vega	2010	163,940	2010
Nordic Breeze	2011	158,597	2011
Nordic Aurora	1999	147,262	2011
Nordic Zenith	2011	158,645	2011
Nordic Sprinter	2005	159,089	2014
Nordic Skier	2005	159,089	2014
Nordic Light	2010	158,475	2015
Nordic Cross	2010	158,475	2015
Nordic Luna	2004	150,037	2016
Nordic Castor	2004	150,249	2016
Nordic Sirius	2000	150,183	2016
Nordic Pollux	2003	150,103	2016
Nordic Star	2016	159,000	2016
Nordic Space	2017	159,000	2017
Newbuilding(1)	2018	157,000	2018(2)
Newbuilding(1)	2018	157,000	2018(2)
Newbuilding(1)	2018	157,000	2018(2)

(1)	Vessel under construction per December 31, 2017.
(2)	Expected delivery during the July, August and October 2018, respectively